Interest Expense, Net of Amounts Capitalized - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of interest expense [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	3.20%	4.40%	3.20%
Top of range [member]
Disclosure of interest expense [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	5.10%	5.30%	5.40%